UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			      Washington, D.C. 20549

				FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended March 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant	Hinsdale, Illinois		April 28, 2000

Report Type (Check only one)

[ X ]	13F HOLDINGS REPORT

[     ]	13F NOTICE

[     ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE
ACT OF 1934.
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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None
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					FORM13F INFORMATION
TABLE
Name of Issuer      Title of   Cusip Fair MarketShares oInvestment Discretion   ManagersVoting Authority (Shares)
                    Class     Number Value      Principa(a) Sole(b) Shar(c) Shared      (a) Sole(b) Shar(c) None
                                                Amount                  Other

Abbott Labs            Common   002824100   8,476,669  240900    8800  232100None    None        3000None      237900
Allstate Corp.         Common   020002101     825,294   34658       0   34658None    None           0None       34658
American Home          Common   026609107   2,660,625   49500       0   49500None    None           0None       49500
American Power ConversiCommon   029066107   1,616,388   37700       0   37700None    None           0None       37700
Automatic Data ProcessiCommon   053015103   2,200,200   45600       0   45600None    None           0None       45600
BMC Software Inc.      Common   055921100  11,994,175  242920    1300  241620None    None           0None      242920
BP Amoco p.l.c.        ADS      055622104  16,707,188  313750    6874  306876None    None        3174None      310576
Berkshire Hathaway Inc.Class A  084670108     114,400       2       0       2None    None           0None           2
Berkshire Hathaway Inc.Class B  084670207   8,777,860    4823     163    4660None    None          55None        4768
Biomatrix Inc.         Common   09060P102     824,194   33900    5500   28400None    None        2000None       31900
Buckeye Cellulose Corp.Common   11815H104     881,250   50000       0   50000None    None           0None       50000
Coca Cola Co.          Common    191216100  3,261,218   69480    3000   66480None    None           0None       69480
Colgate-Palmolive Co.  Common    194162103  5,276,700   93600     800   92800None    None           0None       93600
Dell Computer          Common   247025109   3,089,540   57280    1000   56280None    None           0None       57280
Disney, (Walt) Co.     Common    254687106 13,978,058  338862    8000  330862None    None        2400None      336462
Entremed               Common   29382F103     314,025    5300    1300    4000None    None           0None        5300
Exxon Corp.            Common    302290101 15,630,366  200550    5600  194950None    None        2400None      198150
First Health Group CorpCommon    320960107    414,288   13100       0   13100None    None           0None       13100
First Union Corp       Common    337358105    235,346    6318       0    6318None    None           0None        6318
General Electric Co.   Common    369604103 35,169,694  225990    1600  224390None    None           0None      225990
Grainger,  W.W. Inc.   Common    384802104  1,725,150   31800       0   31800None    None           0None       31800
Hewlett Packard Co.    Common    428236103 13,608,866  102660    4700   97960None    None        2000None      100660
Horizon Organic HoldingCommon   44043T103     137,319   12700       0   12700None    None           0None       12700
Intel Corp.            Common    458140100 49,001,588  371400    8200  363200None    None        4000None      367400
International Business Common    459200101  2,028,656   17192    2400   14792None    None        2000None       15192
JLG Industries Inc.    Common    466210101  1,714,158  186575   12900  173675None    None        4500None      182075
Johnson & Johnson      Common    478160104 22,244,663  316650    5800  310850None    None        3000None      313650
Leggett & Platt Inc.   Common    524660107 10,326,020  480280   23600  456680None    None        7400None      472880
Lucent Tecnologies Inc.Common    549463107  4,164,664   67172    2180   64992None    None        1296None       65876
Merck & Co. Inc.       Common    589331107 31,442,705  506120    9420  496700None    None        3000None      503120
Microsoft Corp.        Common    594918104 28,799,063  271050    2800  268250None    None           0None      271050
Herman Miller Inc.     Common    600544100  9,072,000  324000   16200  307800None    None        6000None      318000
Molex Inc.             Common    608554101 13,193,429  224569    1757  222812None    None        1757None      222812
Molex Inc. Class A     Class A   608554200 13,738,633  309603   13751  295852None    None        4882None      304721
Morgan, (J. P.) & Co.  Common    616880100    592,875    4500       0    4500None    None           0None        4500
Motorola, Inc          Common    620076109 15,837,058  108473    4800  103673None    None        1800None      106673
Napro Biotherapeutics  Common    630795102    293,125   35000       0   35000None    None           0None       35000
Newell Co.             Common    651192106    682,344   27500       0   27500None    None           0None       27500
Northern Trust Corp.   Common    665859104 12,761,205  188880   11000  177880None    None        4200None      184680
Old Second Bancorp     Common    680277100  1,116,938   51800       0   51800None    None           0None       51800
Pepsico, Inc           Common    713448108 10,302,075  295400    8800  286600None    None        3000None      292400
Philip Morris Inc.     Common    718167109    221,813   10500       0   10500None    None           0None       10500
Qualcomm, Inc.         Common    747525103 31,952,875  214000    2500  211500None    None           0None      214000
Raytheon Co. Class B   Class B   755111408    179,275   10100       0   10100None    None           0None       10100
SBC Communications     Common   78387G103   2,727,467   64747    1579   63168None    None        1579None       63168
Schering- Plough, Inc. Common    806605101 22,306,343  598828   11200  587628None    None        5000None      593828
Schlumberger, Ltd.     Common    806857108 11,543,850  150900     700  150200None    None           0None      150900
State Street Corp.     Common    857119101 29,432,563  303820    9600  294220None    None        3300None      300520
Strattec Security Corp.Common    863111100  1,117,188   32500       0   32500None    None           0None       32500
Sysco Corp.            Common    871829107  4,678,188  129500    2000  127500None    None           0None      129500
Thermo Electron Corp.  Common    883556102  5,732,853  281367    8362  273005None    None        3375None      277992
Transocean Sedco Forex Common    893817106  1,617,627   31525     135   31390None    None           0None       31525
Tricon Global Rest.    Common    895953107    863,227   27790    1880   25910None    None         300None       27490
Tyco International Ltd.Common    902124106  1,604,000   32000       0   32000None    None           0None       32000
Walgreen Co.           Common    931422109 18,658,450  724600   26100  698500None    None        9600None      715000
Wausau Mosinee  Corp.  Common    943315101    236,912   18312       0   18312None    None           0None       18312

COLUMN TOTALS                             508,102,633




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